Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions By Related Party [Table Text Block]	The following table summarizes the affiliate revenues on our consolidated statements of operations:

	Years Ended December 31,
	2016	2015	2014
Affiliated revenues	$377	$417	$965

Related Party Balances For Period Presented [Table Text Block]
The following table summarizes the related company balances on our consolidated balance sheets:

	December 31,
	2016	2015
Accounts receivable from related companies:
ETE	$22	$110
Sunoco LP	96	3
PES	6	10
FGT	15	13
Lake Charles LNG	4	36
Trans-Pecos Pipeline, LLC	1	29
Comanche Trail Pipeline, LLC	—	22
Other	65	45
Total accounts receivable from related companies	$209	$268

Accounts payable to related companies:
ETE	$—	$1
Sunoco LP	20	5
FGT	1	1
Lake Charles LNG	3	3
Other	19	15
Total accounts payable to related companies	$43	$25

	December 31,
	2016	2015
Long-term notes receivable (payable) – related companies:
Sunoco LP	$87	$(233)
Phillips 66	(250)	—
Net long-term notes receivable (payable) – related companies	$(163)	$(233)